Subsequent Events	6 Months Ended
Jun. 30, 2022
Subsequent Events [Abstract]
Subsequent Events	Subsequent Events
On August 10, 2022, the Company priced a public equity offering of $250.0 million (plus an additional $25.0 million that we may issue and sell upon the exercise of the underwriters' options) of its common shares with proceeds being used to consummate a refinancing with its lenders under its Syndicated Facility, New Bridge Facility, Hayfin Facility and shipyard delivery financing arrangements with Keppel and PPL ("secured lenders"), and for general corporate purposes. Closing of the offering is subject to increasing the Company's authorized share capital for which we have called a special general meeting of shareholders to be held on August 16, 2022 to approve 40,000,000 additional shares, but as such additional shares together with our currently authorized share capital, are not expected to be sufficient for all of the common shares expected to be issued in this offering, we have called for a second special general meeting of shareholders to be held on August 25, 2022 to approve the authorization of additional shares for this offering, including additional shares to take account for a potential exercise by the underwriters of the option to purchase up to an additional $25 million of shares. Closing of the offering is also conditional upon the Company entering into binding term sheets or other binding agreements with (or obtaining commitments from) all applicable secured lenders, no later than August 16, 2022.

On August 11, 2022, the Board of Directors of the Company has resolved to grant 4 million options under the Company's approved share option scheme to certain of its employees. The grant is to become effective on September 1, 2022, following a planned Special General Meeting and increase in the approved share capital. Each share option gives the right to subscribe for one share of the Company. The options will vest over a 3.5 year period and have strike prices as follows:

•One third will vest on March 1, 2024 and will have a strike price of $4.00;
•One third will vest on March 1, 2025 and will have a strike price of $4.75; and
•One third will vest on March 1, 2026 and will have a strike price of $5.50.

In addition, the Company's Chief Executive Officer has been awarded 0.5 million Performance Stock Units that will all cliff vest on September 1, 2025 subject to certain performance criteria linked to the Company's share price.